Income Tax - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 28, 2012	Oct. 28, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Jun. 29, 2012	Feb. 01, 2009
Income Taxes [Line Items]
Combined federal, state and foreign effective tax rate for continuing operations		8.00%	(16.40%)	(4.80%)	29.20%
Federal statutory rate			35.00%
Deferred tax assets, valuation allowance	$ 676	$ 676	$ 491	$ 239	$ 9		$ 2
Cash repatriated				33
Income tax expense				2
Additional deferred taxes				0
Net operating loss carryforwards			102
Net capital loss carryforward			10
Net capital loss carryforward , expiration period			Expires in fiscal 2016
Impact on future utilization of net operating losses and the capital loss			The future utilization of the net operating losses and the capital loss could also be impacted by Sections 382 and 383 of the Internal Revenue Code of 1986 should an “ownership change” occur. Section 382 and 383 contain rules that may limit the ability of a company that undergoes an “ownership change”, which generally is any change in ownership of more than 50% of its common stock over a three-year period, to utilize its net operating loss carryfowards to offset taxable income in periods after the ownership change.
Impact on future utilization of net operating losses and the capital loss, change in ownership			50.00%
Income tax benefit included in discontinued operations					(19)
Federal, state and foreign income taxes receivable			4	3
Unrecognized tax benefits			196	192	140
Accrued net interest and penalties related to unrecognized tax benefits			5	2	3
Ending net accrual for interest and penalties related to unrecognized tax benefits			19	14	12
Increased income tax expense, impact of amortization of indefinite lived intangibles	1	34
Reduction in income tax expenses		6
Business acquisition, deferred tax liabilities recorded	6	6				6
Unrecognized tax benefits, increase resulting from acquisition		1
Unrecognized tax benefits, increase in accrual for interest resulting from prior period tax positions	3	7	6	4
Unrecognized tax benefits, net accrual for interest	23	23	19
Unrecognized tax benefits	197	197	196	192	190		206
Federal Net Operating Loss Carryforwards
Income Taxes [Line Items]
Net operating loss carryforwards			245
Net operating loss carryforwards, expiration period			Expire beginning in fiscal 2029
State Net Operating Loss Carryforwards
Income Taxes [Line Items]
Net operating loss carryforwards, expiration period			Expire in various years between fiscal 2012 and fiscal 2030
UNITED STATES
Income Taxes [Line Items]
Deferred tax assets, valuation allowance			252	230	7
UNITED STATES | Segment, Continuing Operations
Income Taxes [Line Items]
Deferred tax assets, valuation allowance			259	228
UNITED STATES | Segment, Discontinued Operations
Income Taxes [Line Items]
Deferred tax assets, valuation allowance			$ 7	$ 2